Inventories - Disclosure of detailed information about inventory (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Finished goods and goods for resale	€ 12,161	€ 11,242
Work-in-progress, raw materials and manufacturing supplies	9,992	9,619
Total Inventories	€ 22,153	€ 20,861